Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Short-term employee benefits	$ 2,722	$ 1,517
Termination benefits	91	72
Post-employment benefits	16,359	11,398
Total	19,172	12,987
Current	3,805	2,315
Non-current	$ 15,367	$ 10,672